PROPERTY, PLANT, AND EQUIPMENT	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT, AND EQUIPMENT [Text Block]

4. PROPERTY, PLANT, AND EQUIPMENT

Property, plant, and equipment consist of the following:

	March 31, 2026	December 31, 2025
Vehicle	$-	$51,149
Aircraft improvements	79,529	79,529
Engines	2,200,000	2,200,000
Display aircraft	150,763	150,763
	2,430,292	2,481,441

Accumulated depreciation	(126,506)	(84,464)
Net book value	$2,303,786	$2,396,977

Depreciation expense for the three months ended March 31, 2026 and 2025, was $88,588 and $5,080, respectively.

During the three months ended March 31, 2026, the Company disposed of a vehicle and recognized a loss on the disposal of $4,603. No disposal occurred during the three months ended March 31, 2025.

4. PROPERTY, PLANT, AND EQUIPMENT

Property, plant, and equipment consist of the following:

	December 31, 2025	December 31, 2024
Vehicles	$51,149	$51,149
Aircraft improvements	79,529	79,529
Engines	2,200,000	-
Display aircraft	150,763	-
	2,481,441	130,678

Accumulated depreciation	(84,464)	(48,056)
Net book value	$2,396,977	$82,622

Depreciation expense for the years ended December 31, 2025 and 2024, was $36,408 and $15,319, respectively.